Short-Term Borrowings (Schedule of Short-term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Demand Notes	$ 3,094	$ 2,756
Short-term Bank Loans and Notes Payable	167	1,613
Federal Home Loan Bank, Advances, Short-term	3,800	1,400
Other Short-term Borrowings	400	1,911
Short-term borrowings	7,461	7,680
Short-term Debt, Weighted Average Interest Rate	1.00%	3.60%
Unsecured Debt [Member]
Short-term Debt [Line Items]
Demand Notes	3,094	2,756
Short-term Bank Loans and Notes Payable	167	1,613
Federal Home Loan Bank, Advances, Short-term	0	0
Other Short-term Borrowings	0	146
Short-term borrowings	3,261	4,515
Secured Debt [Member]
Short-term Debt [Line Items]
Demand Notes	0	0
Short-term Bank Loans and Notes Payable	0	0
Federal Home Loan Bank, Advances, Short-term	3,800	1,400
Other Short-term Borrowings	400	1,765
Short-term borrowings	$ 4,200	$ 3,165